Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,418,075.40
Previously Paid Amount	0.00
Total Fee Amount	36,924.37
Total Offset Amount	0.00
Net Fee	36,924.37
Narrative - Max Aggregate Offering Price	$ 424,418,075.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true